OPERATING LEASES (Tables)	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Minimum Future Revenues To Be Received Under The Company's Non-cancelable Operating Leases
The minimum future revenues to be received under the Company's non-cancelable operating leases on its vessels as of December 31, 2024, are as follows:

Year ending December 31,	(in thousands of $)
2025	581,211
2026	516,070
2027	396,014
2028	357,829
2029	242,801
Thereafter	216,654
Total minimum lease revenues	2,310,579

Cost and Accumulated Depreciation of Vessels Leased to Third Parties on Non-cancelable Operating Leases
The cost and accumulated depreciation of owned vessels leased to third parties on non-cancelable operating leases as of December 31, 2024 and 2023 were as follows:

(in thousands of $)	2024	2023
Cost	3,504,570	3,258,451
Accumulated depreciation	(717,919)	(808,414)
Total	2,786,651	2,450,037